Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OPERATING ACTIVITIES
(Loss) profit before taxation	¥ (7,013)	$ (1,020)	¥ 16,441	¥ (25,572)
Amortization of prepaid lease payments	9,425	1,371	9,425	9,425
Depreciation of property, plant and equipment	146,075	21,246	147,959	154,783
Release of deferred income	(797)	(116)	(797)	(796)
Finance costs	23,210	3,376	21,375	21,387
Interest income	(11,931)	(1,735)	(11,020)	(11,126)
Loss on disposal of property, plant and Equipment	18,512	2,692	31	105
Operating cash flows before movements in working capital	177,481	25,814	183,414	148,206
Decrease (increase) in inventories	5,923	861	(39,294)	43,165
(Increase) decrease in trade and other receivables and prepayments	125,952	18,319	(206,950)	(82,407)
Increase (decrease)in trade and other payables and accruals	(13,472)	(1,959)	(36,148)	67,363
Cash generated from (used in) operations	295,884	43,035	(98,978)	176,327
Interest received	11,651	1,695	11,040	11,123
PRC income tax refunded				510
PRC income tax paid	(17,268)	(2,512)	(3,274)	(8,793)
NET CASH FROM (USED IN) OPERATING ACTIVITIES	290,267	42,218	(91,212)	179,167
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(11,180)	(1,626)	(14,135)	(15,082)
Deposits paid for acquisition of property, plant and equipment			(21,482)	(14,464)
Withdrawal of pledged bank deposits	7,900	1,149	4,000	16,390
Placement of pledged bank deposits	(6,200)	(902)	(7,100)	(20,290)
Proceeds on disposal of property, plant and equipment	11,142	1,621	238
Placement of fixed bank deposits with maturity periods over three months	(580,000)	(84,358)	(580,000)	(720,000)
Withdrawal of fixed bank deposits with maturity periods over three months	580,000	84,358	580,000	690,000
NET CASH (USED IN) FROM INVESTING ACTIVITIES	1,662	242	(38,479)	(63,446)
FINANCING ACTIVITIES
New bank borrowings raised	473,000	68,795	558,000	558,000
Repayment of bank borrowings	(558,000)	(81,158)	(558,000)	(558,000)
Advance from a shareholder	1,865	271	10,149	4,455
Repayment to a shareholder	(696)	(101)	(2,805)	(14,736)
Interest paid	(24,477)	(3,560)	(24,533)	(25,350)
NET CASH USED IN FINANCING ACTIVITIES	(108,308)	(15,753)	(17,189)	(35,631)
NET DECREASE IN CASH AND CASH EQUIVALENTS	183,621	26,707	(146,880)	80,090
Effect of foreign exchange rate	(1,983)	(288)	1,693	(538)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	751,612	109,317	896,799	817,247
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	¥ 933,250	$ 135,736	¥ 751,612	¥ 896,799